Loss Per Share - Summary of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share Basic And Diluted [Line Items]
Net loss	$ (51,325)	$ (2,771)	$ (296,685)	$ (6,200)	$ (30,419)	$ (11,467)
Series B Redeemable Convertible Preferred Stock accretion						(79)
Net Loss to Common Stockholders					$ (30,419)	$ (11,546)
Weighted-average shares outstanding – Basic and Diluted	8,823,458	7,102,536	8,458,054	7,099,532	7,108,389	7,043,575
Net loss per share – Basic and Diluted	$ (5.82)	$ (0.39)	$ (35.08)	$ (0.87)	$ (4.28)	$ (1.64)